Fair Value Measurements - Additional Information (Details)	3 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2019 USD ($) $ / Investment	Dec. 31, 2018 USD ($) $ / Investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | $ / Investment				2.4	2.2
Silverton 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued during the period			$ (85,000,000)
Silverton 2015, Third-party Funded
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued during the period			$ (70,000,000)
Silverton 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued during the period		$ (125,000,000)
Silverton 2016, Third-party Funded
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued during the period		$ (100,000,000)
Silverton 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued during the period	$ (130,000,000)
Silverton 2017, Third-party Funded
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued during the period					$ (105,000,000)
Recurring | Level 3 | Silverton
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayments of debt				$ (7,700,000)
Recurring | Level 3 | Silverton 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Level 3 liabilities settled					86,400,000
Held for trading financial assets, at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value				279,700,000
Held for trading financial assets, at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value				$ 279,700,000	$ 0